Segment Information - Summary of Results of Internal Revenue and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Internal revenue	£ 22,905	£ 23,428	£ 23,723
Internal cost	19,622	20,007	20,342
Internal Revenue and Costs
Disclosure of operating segments [line items]
Internal revenue	3,131	3,341	3,560
Internal cost	3,131	3,341	3,560
Internal Revenue and Costs | Consumer
Disclosure of operating segments [line items]
Internal revenue	910	983	1,026
Internal cost	910	983	1,026
Internal Revenue and Costs | Enterprise
Disclosure of operating segments [line items]
Internal revenue	442	470	545
Internal cost	442	470	545
Internal Revenue and Costs | Global
Disclosure of operating segments [line items]
Internal revenue	172	183	196
Internal cost	172	183	196
Internal Revenue and Costs | Openreach
Disclosure of operating segments [line items]
Internal revenue	86	177	173
Internal cost	86	177	173
Internal Revenue and Costs | Other Segment
Disclosure of operating segments [line items]
Internal revenue	1,521	1,528	1,620
Internal cost	1,521	1,528	1,620
Internal Revenue and Costs | Consumer
Disclosure of operating segments [line items]
Internal revenue	102	107	103
Internal cost	102	107	103
Internal Revenue and Costs | Consumer | Enterprise
Disclosure of operating segments [line items]
Internal revenue	63	69	65
Internal cost	63	69	65
Internal Revenue and Costs | Consumer | Global
Disclosure of operating segments [line items]
Internal revenue	21	20	20
Internal cost	21	20	20
Internal Revenue and Costs | Consumer | Openreach
Disclosure of operating segments [line items]
Internal revenue	0	0	0
Internal cost	0	0	0
Internal Revenue and Costs | Consumer | Other Segment
Disclosure of operating segments [line items]
Internal revenue	18	18	18
Internal cost	18	18	18
Internal Revenue and Costs | Enterprise
Disclosure of operating segments [line items]
Internal revenue	276	359	441
Internal cost	276	359	441
Internal Revenue and Costs | Enterprise | Consumer
Disclosure of operating segments [line items]
Internal revenue	64	63	130
Internal cost	64	63	130
Internal Revenue and Costs | Enterprise | Global
Disclosure of operating segments [line items]
Internal revenue	54	51	51
Internal cost	54	51	51
Internal Revenue and Costs | Enterprise | Openreach
Disclosure of operating segments [line items]
Internal revenue	86	177	173
Internal cost	86	177	173
Internal Revenue and Costs | Enterprise | Other Segment
Disclosure of operating segments [line items]
Internal revenue	72	68	87
Internal cost	72	68	87
Internal Revenue and Costs | Global
Disclosure of operating segments [line items]
Internal revenue	0	0	0
Internal cost	0	0	0
Internal Revenue and Costs | Global | Consumer
Disclosure of operating segments [line items]
Internal revenue	0	0	0
Internal cost	0	0	0
Internal Revenue and Costs | Global | Enterprise
Disclosure of operating segments [line items]
Internal revenue	0	0	0
Internal cost	0	0	0
Internal Revenue and Costs | Global | Openreach
Disclosure of operating segments [line items]
Internal revenue	0	0	0
Internal cost	0	0	0
Internal Revenue and Costs | Global | Other Segment
Disclosure of operating segments [line items]
Internal revenue	0	0	0
Internal cost	0	0	0
Internal Revenue and Costs | Openreach
Disclosure of operating segments [line items]
Internal revenue	2,753	2,875	3,016
Internal cost	2,753	2,875	3,016
Internal Revenue and Costs | Openreach | Consumer
Disclosure of operating segments [line items]
Internal revenue	846	920	896
Internal cost	846	920	896
Internal Revenue and Costs | Openreach | Enterprise
Disclosure of operating segments [line items]
Internal revenue	379	401	480
Internal cost	379	401	480
Internal Revenue and Costs | Openreach | Global
Disclosure of operating segments [line items]
Internal revenue	97	112	125
Internal cost	97	112	125
Internal Revenue and Costs | Openreach | Other Segment
Disclosure of operating segments [line items]
Internal revenue	1,431	1,442	1,515
Internal cost	£ 1,431	£ 1,442	£ 1,515